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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2009

If amended report check here:    [ ]

This Amendment (check only one): [ ] is a restatement
                                 [ ] adds new holding entries


Charles I. Clough, Jr.
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Name of Institutional Investment Manager

Business Address   One Post Office Square, 40th Floor   Boston, MA   02109

13F File Number: 028-12502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Charles I. Clough, Jr.                      Individually          617-204-3400
-------------------------------------   --------------------   -----------------
Name                                           Title                 Phone

Signature, Place and Date of Signing:


/s/ Charles I Clough, Jr.
-------------------------------------
One Post Office Square
Boston, MA 02109
5/15/2009

Report Type:

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

Form 13F File Number:   Name:
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028-10679               Clough Capital Partners, L.P.